Segments and Geographic Information (Schedule of revenues by region) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 178,917	$ 170,914
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	52,224	44,444
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	24,879	26,543
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		12,683	17,205
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		74,968	67,689
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 14,163	$ 15,033
Sales Revenue Goods Net [Member] | Customer Concentration Risk [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues		91.00%	95.00%

[1]	As of June 30, 2026, and 2025, 91% and 95%, respectively, represent revenues in the United States.
[2]	Including Europe, Middle East and Africa.